CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Marketable securities, net of amortization	$ 83,542	$ 268,129
Accounts receivable allowance for credit loss	2,371	1,825
Accounts receivable allowance for credit loss	$ 856	$ 924
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, issued shares	88,333,753	87,583,673
Ordinary shares, outstanding shares	63,358,750	69,558,670
Treasury shares, ordinary shares	24,975,003	18,025,003